Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Defined Benefit Pension Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

PLDT’s actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of accrued (prepaid) benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	21,503	23,142	21,602
Interest costs on benefit obligation	1,227	1,180	1,071
Service costs	1,063	1,158	1,066
Actual benefits paid/settlements	(887)	(2,723)	(241)
Actuarial losses – experience	419	423	369
Actuarial gains – economic assumptions	(2,611)	(1,277)	(694)
Curtailments and others (Note 5)	(31)	(400)	(31)
Present value of defined benefit obligations at end of the year	20,683	21,503	23,142
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	12,534	11,960	11,439
Actual contributions	5,110	5,122	5,708
Interest income on plan assets	770	641	600
Actual benefits paid/settlements	(887)	(2,723)	(241)
Return on plan assets (excluding amount included in net interest)	(3,988)	(2,466)	(5,546)
Fair value of plan assets at end of the year	13,539	12,534	11,960
Unfunded status – net	(7,144)	(8,969)	(11,182)
Accrued benefit costs	7,159	8,984	11,197
Prepaid benefit costs (Note 18)	15	15	15

Components of net periodic benefit costs:
Service costs	1,063	1,158	1,066
Interest costs – net	457	539	471
Curtailment/settlement losses and other adjustments	21	(341)	—
	1,541	1,356	1,537

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2018:

(in million pesos)
2019	368
2020	396
2021	566
2022	768
2023	1,102
2024 to 2064	105,007

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Rate of increase in compensation	6.0%	6.0%	6.0%
Discount rate	7.3%	5.8%	5.3%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2018 and 2017, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	1%	(664)
	(1%)	1,011

Future salary increases	1%	1,015
	(1%)	(679)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of PLDT’s plan assets recognized as at December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Unlisted equity investments	10,707	9,372
Shares of stock	2,066	2,510
Corporate bonds	133	111
Government securities	31	22
Mutual funds	4	30
Investment properties	—	4
Total noncurrent financial assets	12,941	12,049
Current Financial Assets
Cash and cash equivalents	499	396
Receivables	8	4
Total current financial assets	507	400
Total PLDT’s Plan Assets	13,448	12,449
Subsidiaries Plan Assets	91	85
Total Plan Assets of Defined Benefit Pension Plans	13,539	12,534

Defined Benefit Pension Plans [member] | Investment property [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of the assets for the PLDT pension plan as at December 31, 2018 and 2017 are as follows:

	2018	2017
Investments in listed and unlisted equity securities	95%	95%
Temporary cash investments	4%	3%
Debt and fixed income securities	1%	1%
Mutual funds	—	1%
	100%	100%

Defined Benefit Pension Plans [member] | Unlisted Equity Investments [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets

As at December 31, 2018 and 2017, this account consists of:

	2018	2017	2018	2017
	% of Ownership		(in million pesos)
MediaQuest	100%	100%	10,022	8,696
Tahanan Mutual Building and Loan Association, Inc., or TMBLA, (net of subscriptions payable of Php32 million)	100%	100%	474	435
BTFHI	100%	100%	211	201
Superior Multi Parañaque Homes, Inc., or SMPHI	100%	100%	—	39
Bancholders, Inc., or Bancholders	100%	100%	—	1
			10,707	9,372

Defined Benefit Pension Plans [member] | Shares of stock [Member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Plan Assets	As at December 31, 2018 and 2017, this account consists of:
	2018	2017
		(in million pesos)
Common shares
PSE	1,185	1,555
PLDT	30	39
Others	491	556
Preferred shares	360	360
	2,066	2,510

Defined Contribution Plans [member]
Disclosure Of Defined Benefit Plans [Line Items]
Summary of Changes in Present Value of Defined Benefit Obligations, Fair Value of Plan Assets and Components of Net Periodic Benefit Costs

Smart’s and certain of its subsidiaries’ actuarial valuation is performed every year-end.  Based on the latest actuarial valuation, the actual present value of prepaid benefit costs, net periodic benefit costs and average assumptions used in developing the valuation as at and for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
		(in million pesos)
Changes in the present value of defined benefit obligations:
Present value of defined benefit obligations at beginning of the year	2,490	2,177	2,116
Service costs	314	269	284
Interest costs on benefit obligation	—	113	94
Actuarial losses – economic assumptions	—	29	1
Actuarial gains – experience	—	(6)	(77)
Actual benefits paid/settlements	—	(92)	(226)
Curtailment and others	—	—	(15)
Present value of defined benefit obligations at end of the year	2,804	2,490	2,177
Changes in fair value of plan assets:
Fair value of plan assets at beginning of the year	2,862	2,414	2,388
Actual contributions	297	335	201
Interest income on plan assets	—	131	125
Return on plan assets (excluding amount included in net interest)	—	74	(74)
Actual benefits paid/settlements	—	(92)	(226)
Fair value of plan assets at end of the year	3,159	2,862	2,414
Funded status – net	355	372	237
Accrued benefit costs	23	13	9
Prepaid benefit costs (Note 18)	378	385	246

Components of net periodic benefit costs:
Service costs	314	269	284
Interest costs – net	—	(18)	(31)
Curtailment/settlement gain	—	—	(15)
Net periodic benefit costs (Note 5)	314	251	238

Summary of Expected Future Settlements

The following table sets forth the expected future settlements by the Plan of maturing defined benefit obligation as at December 31, 2018:

(in million pesos)
2019	75
2020	160
2021	87
2022	114
2023	147
2024 to 2060	1,360

Summary of Weighted Average Assumptions Used to Determine Pension Benefits

The weighted average assumptions used to determine pension benefits for the years ended December 31, 2018, 2017 and 2016 are as follows:

	2018	2017	2016
Rate of increase in compensation	7.3%	5.0%	5.0%
Discount rate	6.0%	5.8%	5.2%

Summary of Sensitivity Analysis on Defined Benefit Obligation

The sensitivity analysis below has been determined based on reasonably possible changes of each significant assumption on the defined benefit obligation as at December 31, 2018, assuming if all other assumptions were held constant:

	Increase (Decrease)
	(in million pesos)
Discount rate	(1%)	11
	1%	(6)

Future salary increases	1%	11
	(1%)	(6)

Summary of Plan Assets

The following table sets forth the fair values, which are equal to the carrying values, of Smart’s plan assets recognized as at December 31, 2018 and 2017:

	2018	2017
		(in million pesos)
Noncurrent Financial Assets
Investments in:
Domestic fixed income	1,854	1,721
International equities	550	557
Domestic equities	333	555
Philippine foreign currency bonds	165	373
International fixed income	—	361
Total noncurrent financial assets	2,902	3,567
Current Financial Assets
Cash and cash equivalents	891	153
Receivables	1	8
Total current financial assets	892	161
Total plan assets	3,794	3,728
Employee’s share, forfeitures and mandatory reserve account	635	866
Total Plan Assets of Defined Contribution Plans	3,159	2,862

Summary of Allocation of Fair Value of Plan Assets

The allocation of the fair value of Smart and certain of its subsidiaries pension plan assets as at December 31, 2018 and 2017 is as follows:

	2018	2017
Investments in debt and fixed income securities and others	77%	70%
Investments in listed and unlisted equity securities	23%	30%
	100%	100%